Schedule of Weighted Average Shares Outstanding - Basic and Diluted (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares, basic	1,027,845	242,268	660,939	236,630	243,471	[1]	231,073	[1]
Weighted average shares, diluted	1,027,845	259,242	660,939	236,630	243,471	[1]	231,073	[1]
Reverse Stock Splits [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares, basic					243,471		231,073
Weighted average shares, diluted					243,471		231,073

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)